Organization and Nature of Operations - Balance sheet (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 91,329,030	$ 12,863,425	¥ 38,478,016
Restricted cash	479	67	1,940,142
Time deposits and short-term investments	11,933,255	1,680,764	18,031,395
Trade receivable, net of allowance for credit losses of RMB 327 and RMB 285 as of December 31, 2022 and December 31, 2023, respectively	143,523	20,215	48,381
Inventories	6,871,979	967,898	6,804,693
Prepayments and other current assets	4,247,318	598,222	1,689,860
Total current assets	114,525,584	16,130,591	66,992,487
Non-current assets:
Long-term investments	1,595,376	224,704	1,484,491
Property, plant and equipment, net	15,745,018	2,217,639	11,187,898
Operating lease right-of-use assets, net	5,939,230	836,523	3,538,911
Intangible assets, net	864,180	121,717	832,620
Other noncurrent assets, net of allowance for credit losses of RMB 4,572 and RMB 4,886 as of December 31, 2022 and December 31, 2023, respectively	2,802,354	394,704	2,421,293
Total non-current assets	28,941,887	4,076,379	19,545,464
Total assets	143,467,471	20,206,970	86,537,951
Current liabilities:
Short-term borrowings	6,975,399	982,464	390,750
Trade and notes payable	51,870,097	7,305,750	20,024,329
Amounts due to	10,607	1,494	7,190
Operating lease liabilities, current	1,146,437	161,472	696,454
Deferred revenue, current	1,525,543	214,868	569,234
Accruals and other current liabilities	11,214,626	1,579,547	5,684,644
Total current liabilities	72,742,709	10,245,595	27,372,601
Non-current liabilities:
Long-term borrowings	1,747,070	246,070	9,230,807
Deferred revenue, non-current	812,218	114,399	581,598
Operating lease liabilities, non-current	3,677,961	518,030	1,946,367
Deferred tax liabilities, non-current	200,877	28,293	77,809
Other non-current liabilities	3,711,414	522,742	2,142,462
Total non-current liabilities	10,149,540	1,429,534	13,979,043
Total liabilities	82,892,249	11,675,129	41,351,644
Total shareholders' equity	60,142,624	8,470,911	44,858,701
Total liabilities and shareholders' equity	143,467,471	$ 20,206,970	86,537,951
VIEs and VIEs' subsidiaries
Current assets:
Cash and cash equivalents	27,730,141		18,529,655
Restricted cash			977,346
Time deposits and short-term investments	10,207,873		8,344,332
Trade receivable, net of allowance for credit losses of RMB 327 and RMB 285 as of December 31, 2022 and December 31, 2023, respectively	3,476
Due from related parties	¥ 30,567,860		¥ 37,885,882
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Group companies	Group companies	Group companies
Inventories	¥ 254		¥ 254
Prepayments and other current assets	172,090		168,160
Total current assets	68,681,694		65,905,629
Non-current assets:
Long-term investments	362,773		142,539
Property, plant and equipment, net	112,586		101,577
Operating lease right-of-use assets, net	653,620		693,111
Intangible assets, net	669,495		740,570
Other noncurrent assets, net of allowance for credit losses of RMB 4,572 and RMB 4,886 as of December 31, 2022 and December 31, 2023, respectively	463,659		583,967
Total non-current assets	2,262,133		2,261,764
Total assets	70,943,827		68,167,393
Current liabilities:
Trade and notes payable	4,466,778		1,323,196
Operating lease liabilities, current	45,011		40,707
Accruals and other current liabilities	590,927		334,333
Total current liabilities	63,091,118		62,237,773
Non-current liabilities:
Long-term borrowings			500,000
Operating lease liabilities, non-current	705,635		738,673
Deferred tax liabilities, non-current			2,979
Other non-current liabilities	25,321		7,720
Total non-current liabilities	730,956		1,249,372
Total liabilities	63,822,074		63,487,145
Total shareholders' equity	7,121,753		4,680,248
Total liabilities and shareholders' equity	70,943,827		68,167,393
VIEs and VIEs' subsidiaries | Group companies
Current liabilities:
Amounts due to	57,988,379		60,539,514
VIEs and VIEs' subsidiaries | Related parties
Current liabilities:
Amounts due to	¥ 23		¥ 23